UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:June 30, 2006

Check here is Amendment[ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
				  [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Cypress Capital Management,LLC
Address: 1220 Market Building  Ste 704
	 Wilmington, DE  19801


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard L. Arvedlund
Title: President
Phone: 302-429-8410
Signature, Place, and Date of Signing:

  Richard L. Arvedlund  Wilmington, Delaware  August 7, 2006

Report Type (Check only one.):

[x]    13F Holdings Report
[ ]    13F Notice
[ ]    13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 50
Form 13 F Information Table Value Total: 172,100

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      916    11340 SH       SOLE                    11340
Agilent Technologies Inc       COM              00846U101     5555   176000 SH       SOLE                   176000
American Financial Realty Trus COM              02607P305     3565   368300 SH       SOLE                   368300
Amgen Inc                      COM              031162100     3972    60893 SH       SOLE                    60893
BP PLC - Spons ADR             COM              055622104     1566    22494 SH       SOLE                    22494
BellSouth Corp                 COM              079860102      290     8000 SH       SOLE                     8000
Central Fund Canada CL A       COM              153501101     5624   653950 SH       SOLE                   653950
Cisco Systems Inc              COM              17275R102      289    14800 SH       SOLE                    14800
Citigroup Inc                  COM              172967101     6122   126880 SH       SOLE                   126880
Coca-Cola Co                   COM              191216100      618    14355 SH       SOLE                    14355
ConocoPhillips                 COM              20825C104     4670    71271 SH       SOLE                    71271
Delphi Financial Group-Cl A    COM              247131105     6342   174409 SH       SOLE                   174409
Dow Chemical                   COM              260543103     3971   101750 SH       SOLE                   101750
DuPont E I de Nemours & Co     COM              263534109     2132    51244 SH       SOLE                    51244
Duke Realty Corp               COM              264411505      664    18900 SH       SOLE                    18900
Emerson Electric Co            COM              291011104      289     3450 SH       SOLE                     3450
Exxon Mobil Corporation        COM              30231G102     2704    44082 SH       SOLE                    44082
General Electric Co            COM              369604103     7452   226090 SH       SOLE                   226090
Great Plains Energy Inc        COM              391164100     2029    72844 SH       SOLE                    72844
HRPT Properties Trust          COM              40426W101     5608   485100 SH       SOLE                   485100
Helmerich & Payne              COM              423452101     7855   130350 SH       SOLE                   130350
Hewlett Packard Co             COM              428236103    25482   804355 SH       SOLE                   804355
Home Depot Inc                 COM              437076102      367    10250 SH       SOLE                    10250
Hospitality Properties Trust   COM              44106M102      294     6700 SH       SOLE                     6700
Intel Corp                     COM              458140100     1390    73154 SH       SOLE                    73154
International Business Machine COM              459200101     4864    63319 SH       SOLE                    63319
Jetblue Airways Corp           COM              477143101     2987   246055 SH       SOLE                   246055
Johnson & Johnson              COM              478160104      737    12300 SH       SOLE                    12300
KeySpan Corporation            COM              49337w100     5929   146747 SH       SOLE                   146747
Lilly Eli & Co                 COM              532457108      232     4200 SH       SOLE                     4200
Merck & Co                     COM              589331107     4088   112220 SH       SOLE                   112220
NSTAR                          COM              67019E107     4942   172800 SH       SOLE                   172800
New Plan Excel Realty Trust    COM              648053106     5254   212806 SH       SOLE                   212806
Newmont Mining Corp            COM              651639106    11498   217232 SH       SOLE                   217232
Northrop Grumman Corp          COM              666807102     3149    49153 SH       SOLE                    49153
Pfizer Inc                     COM              717081103      378    16110 SH       SOLE                    16110
Procter & Gamble               COM              742718109     1542    27726 SH       SOLE                    27726
Rait Investment Trust          COM              749227104      400    13700 SH       SOLE                    13700
Ryder System Inc               COM              783549108     4607    78855 SH       SOLE                    78855
Schering-Plough                COM              806605101      192    10100 SH       SOLE                    10100
Sovereign Bancorp Inc          COM              845905108     6138   302225 SH       SOLE                   302225
St. Paul Travelers Cos Inc     COM              792860108     6068   136120 SH       SOLE                   136120
Thornburg Mortgage Inc         COM              885218107      535    19200 SH       SOLE                    19200
Union Pacific Corp             COM              907818108      242     2600 SH       SOLE                     2600
Unisys Corp                    COM              909214108       63    10000 SH       SOLE                    10000
Verizon Communications         COM              92343V104     6168   184189 SH       SOLE                   184189
Wachovia Corp                  COM              929903102      337     6239 SH       SOLE                     6239
Wilmington Trust Corporation   COM              971807102      920    21800 SH       SOLE                    21800
Wyeth                          COM              983024100      525    11832 SH       SOLE                    11832
Xcel Energy Inc                COM              98389B100      539    28087 SH       SOLE                    28087